ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the PCLD for customer electricity accounts
Opening Balance	R$ 1,928,072	R$ 1,701,729	R$ 1,688,795
(+) Initial Adoption IFRS 9			79,823
(+) Constitution	994,167	290,736	1,776,727
(-) Reversion	(189,302)	(22,801)	(602,444)
(-) Write-off	(97,728)	(41,592)	(178,213)
(-) Classification - Kept for Sale			(1,062,959)
Final Balance	R$ 2,635,209	1,928,072	1,701,729
Accounting practice
Accounts receivable normal settlement period	45 days
UHE Balbina
Changes in the PCLD for customer electricity accounts
(+) Constitution	R$ 545,000
Accounts receivable
Changes in the PCLD for customer electricity accounts
(+) Constitution	R$ 804,865	R$ 267,938	R$ 160,116